Other disclosures - Risk review - Concentrations of Credit Risk Industry (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
On-balance sheet [abstract]
Cash and balances at central banks	£ 171,082	£ 102,353		£ 49,711
Items in course of collection from other banks	2,153	1,467		1,011
Trading portfolio assets	113,760	80,240		77,348
Financial assets designated at fair value	116,281	78,608		76,830
Derivative financial instruments	237,669	346,626		327,709
Loans and advances to banks	35,663	43,251		41,349
Loans and advances to customers	365,552	392,784		399,217
Reverse repurchase agreements and other similar secured lending	12,546	13,454		28,187
Other financial assets		1,205
Assets	1,133,248	1,213,126	[1]	£ 1,120,000	[2]
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	19,012	19,939
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total off-balance sheet	334,585	323,625
Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	171,082	102,353
Items in course of collection from other banks	2,153	1,467
Trading portfolio assets	54,340	41,764
Financial assets designated at fair value	111,611	74,013
Derivative financial instruments	237,669	346,626
Loans and advances to banks	35,663	43,251
Loans and advances to customers	365,552	392,784
Reverse repurchase agreements and other similar secured lending	12,546	13,454
Financial investments - debt securities	57,129	62,879
Other financial assets	869	1,205
Assets	1,048,614	1,079,796
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	19,012	19,908
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total off-balance sheet	334,585	323,594
Total	1,383,199	1,403,390
Banks [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	2,153	1,467
Trading portfolio assets	4,682	2,231
Financial assets designated at fair value	21,468	14,714
Derivative financial instruments	126,248	182,664
Loans and advances to banks	27,780	38,932
Loans and advances to customers	0	0
Reverse repurchase agreements and other similar secured lending	7,241	2,596
Financial investments - debt securities	10,146	12,842
Other financial assets	147	975
Assets	199,865	256,421
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	1,572	1,484
Documentary credits and other short-term trade related transactions	524	433
Standby facilities, credit lines and other commitments	1,026	1,021
Total off-balance sheet	3,122	2,938
Total	202,987	259,359
Other financial institutions [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	10,672	7,998
Financial assets designated at fair value	78,506	49,783
Derivative financial instruments	87,272	139,066
Loans and advances to banks	0	0
Loans and advances to customers	74,923	91,812
Reverse repurchase agreements and other similar secured lending	4,844	10,568
Financial investments - debt securities	1,379	4,877
Other financial assets	701	205
Assets	258,297	304,309
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	3,556	4,232
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	31,427	29,329
Total off-balance sheet	34,983	33,561
Total	293,280	337,870
Manufacturing [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	3,311	1,625
Financial assets designated at fair value	38	3
Derivative financial instruments	2,383	2,913
Loans and advances to banks	0	0
Loans and advances to customers	9,249	12,337
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	0	0
Other financial assets	0	0
Assets	14,981	16,878
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	3,236	3,387
Documentary credits and other short-term trade related transactions	192	377
Standby facilities, credit lines and other commitments	37,913	38,829
Total off-balance sheet	41,341	42,593
Total	56,322	59,471
Construction and Property [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	807	565
Financial assets designated at fair value	4,666	5,699
Derivative financial instruments	2,103	3,488
Loans and advances to banks	0	0
Loans and advances to customers	23,706	24,200
Reverse repurchase agreements and other similar secured lending	153	38
Financial investments - debt securities	0	0
Other financial assets	0	0
Assets	31,435	33,990
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	675	707
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	12,956	11,876
Total off-balance sheet	13,631	12,583
Total	45,066	46,573
Government and central bank [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	171,082	102,353
Items in course of collection from other banks	0	0
Trading portfolio assets	26,030	21,047
Financial assets designated at fair value	4,812	856
Derivative financial instruments	5,811	6,547
Loans and advances to banks	7,883	4,319
Loans and advances to customers	9,433	12,028
Reverse repurchase agreements and other similar secured lending	307	252
Financial investments - debt securities	44,827	44,263
Other financial assets	21	25
Assets	270,206	191,690
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	8	8
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	384	400
Total off-balance sheet	392	408
Total	270,598	192,098
Energy and water [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	3,900	3,733
Financial assets designated at fair value	2	5
Derivative financial instruments	8,179	4,585
Loans and advances to banks	0	0
Loans and advances to customers	6,104	7,384
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	103	0
Other financial assets	0	0
Assets	18,288	15,707
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	2,605	2,649
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	31,702	29,699
Total off-balance sheet	34,307	32,348
Total	52,595	48,055
Wholesale and retail distribution and leisure [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	598	324
Financial assets designated at fair value	3	33
Derivative financial instruments	576	810
Loans and advances to banks	0	0
Loans and advances to customers	12,450	12,967
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	0	43
Other financial assets	0	0
Assets	13,627	14,177
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	969	1,032
Documentary credits and other short-term trade related transactions	71	157
Standby facilities, credit lines and other commitments	14,436	14,741
Total off-balance sheet	15,476	15,930
Total	29,103	30,107
Business and other services [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	3,324	2,972
Financial assets designated at fair value	2,083	2,811
Derivative financial instruments	2,972	3,392
Loans and advances to banks	0	0
Loans and advances to customers	20,483	21,838
Reverse repurchase agreements and other similar secured lending	1	0
Financial investments - debt securities	674	807
Other financial assets	0	0
Assets	29,537	31,820
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	4,947	4,847
Documentary credits and other short-term trade related transactions	23	38
Standby facilities, credit lines and other commitments	34,392	26,359
Total off-balance sheet	39,362	31,244
Total	68,899	63,064
Home loans [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	128	257
Financial assets designated at fair value	28	33
Derivative financial instruments	0	0
Loans and advances to banks	0	0
Loans and advances to customers	147,002	144,765
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	0	0
Other financial assets	0	0
Assets	147,158	145,055
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	4	40
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	10,785	9,610
Total off-balance sheet	10,789	9,650
Total	157,947	154,705
Cards, unsecured loans and other personal lending [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	0	0
Financial assets designated at fair value	0	2
Derivative financial instruments	0	0
Loans and advances to banks	0	0
Loans and advances to customers	54,205	56,730
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	0	0
Other financial assets	0	0
Assets	54,205	56,732
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	389	531
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	126,169	126,708
Total off-balance sheet	126,558	127,239
Total	180,763	183,971
Other, Financial Assets [Member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	0	0
Items in course of collection from other banks	0	0
Trading portfolio assets	888	1,012
Financial assets designated at fair value	5	74
Derivative financial instruments	2,125	3,161
Loans and advances to banks	0	0
Loans and advances to customers	7,997	8,723
Reverse repurchase agreements and other similar secured lending	0	0
Financial investments - debt securities	0	47
Other financial assets	0	0
Assets	11,015	13,017
Off-balance sheet [abstract]
Estimated financial effect of contingent liabilities	1,051	991
Documentary credits and other short-term trade related transactions	2	0
Standby facilities, credit lines and other commitments	13,571	14,109
Total off-balance sheet	14,624	15,100
Total	£ 25,639	£ 28,117

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.